UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment [ ]; Amendment Number: This Amendment :
[ ] is a restatement [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:      GIF Gestao de Investimentos e Participacoes Ltda
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Address:   Av Ataulfo de Paiva, 1100 - 7th floor
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           Rio de Janeiro, RJ 22440-035
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           Brazil
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Form 13F File Number: 028-
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Luiz Eduardo Braga
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Title:     Operations Officer
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Phone:     (55 21) 3526-9150
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Signature, Place, and Date of Signing:
/s/ Luiz Eduardo Braga,  Rio de Janeiro - RJ /Brazil,  11/10/2010

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Report Type (Check only one.):
[ X ] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.

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Form 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:             0
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Form 13F Information Table Entry Total:        1
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Form 13F Information Table Value Total:        $ 415,534
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                                                (thousands)

List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE

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                                            FORM 13F INFORMATION TABLE


         COLUMN 1           COLUMN 2       COLUMN 3  COLUMN 4    COLUMN 5     COLUMN 6            COLUMN 7 COLUMN8

                                                       VALUE     SHRS OR     SH/ PUT/ INVESTMENT   OTHER    VOTING AUTHORITY
NAME OF ISSUER              TITLE OF CLASS CUSIP     (x$1000)    PRN AMT     PRN CALL DISCRETION  MANAGERS    SOLE    SHARED NONE
--------------------------- -------------- --------- ----------- ----------- -------- ----------- -------- ---------- ------ ----
COSAN LTD                   SHS A          G25343107   415,534    35,852,818   SH       SOLE               35,852,818   0     0


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